Finance Income	12 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Finance Income	Finance Income

	2019 £’000		2018 £’000		2017 £’000
Interest income on bank deposits	£450		£26		£15
Other interest income	36		9		3
Foreign exchange gain	2,943	—	—	—	—
Total	£3,429		£35		£18